Offerings	Apr. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,000,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-to-Floating Rate Senior Notes due 2028
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering Note
(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,000,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.834% Senior Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $2,000,000,000.